Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investment Portfolio by Major Security Type
The following tables present the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2013
Fixed maturities:
U.S. government obligations	$3,630.4	$48.4	$(16.6)	$0	$3,662.2	20.3%
State and local government obligations	2,247.3	27.1	(18.4)	0	2,256.0	12.5
Foreign government obligations	15.6	0	0	0	15.6	.1
Corporate debt securities	2,885.0	60.4	(20.4)	1.6	2,926.6	16.2
Residential mortgage-backed securities	1,110.1	31.9	(14.1)	0	1,127.9	6.2
Commercial mortgage-backed securities	2,154.4	43.9	(37.8)	0	2,160.5	12.0
Other asset-backed securities	1,073.0	6.6	(2.1)	.2	1,077.7	6.0
Redeemable preferred stocks	299.5	24.1	(9.7)	0	313.9	1.7
Total fixed maturities	13,415.3	242.4	(119.1)	1.8	13,540.4	75.0
Equity securities:
Nonredeemable preferred stocks	445.7	258.7	(4.5)	11.3	711.2	3.9
Common equities	1,451.1	1,081.8	(2.4)	0	2,530.5	14.0
Short-term investments:
Other short-term investments	1,272.6	0	0	0	1,272.6	7.1
Total portfolio[2,3]	$16,584.7	$1,582.9	$(126.0)	$13.1	$18,054.7	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2012
Fixed maturities:
U.S. government obligations	$2,806.4	$90.1	$0	$0	$2,896.5	17.6%
State and local government obligations	1,914.4	50.6	(.6)	0	1,964.4	11.9
Foreign government obligations	0	0	0	0	0	0
Corporate debt securities	2,982.9	124.7	(1.0)	6.4	3,113.0	18.9
Residential mortgage-backed securities	413.4	24.0	(9.2)	0	428.2	2.6
Commercial mortgage-backed securities	1,963.9	84.9	(.1)	0	2,048.7	12.4
Other asset-backed securities	936.0	12.9	(.1)	(.2)	948.6	5.8
Redeemable preferred stocks	356.9	30.5	(12.7)	0	374.7	2.3
Total fixed maturities	11,373.9	417.7	(23.7)	6.2	11,774.1	71.5
Equity securities:
Nonredeemable preferred stocks	404.0	404.6	0	3.8	812.4	4.9
Common equities	1,370.3	539.0	(10.3)	0	1,899.0	11.5
Short-term investments:
Other short-term investments	1,990.0	0	0	0	1,990.0	12.1
Total portfolio[2,3]	$15,138.2	$1,361.3	$(34.0)	$10.0	$16,475.5	100.0%

[1] Represents net holding period gains (losses) on certain hybrid securities (discussed below).
[2] Reflected in our total portfolio are unsettled security transactions and collateral on open derivative positions, which collectively reflect a liability of $61.3 million at December 31, 2013, compared to an asset of $90.9 million at December 31, 2012.
[3] The total fair value of the portfolio included $1.8 billion and $1.4 billion at December 31, 2013 and 2012, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Hybrid Securities
Included in our fixed-maturity and equity securities are hybrid securities, which are reported at fair value at December 31:

(millions)	2013	2012
Fixed maturities:
Corporate debt securities	$164.2	$176.1
Other asset-backed securities	14.8	16.4
Total fixed maturities	179.0	192.5
Equity securities:
Nonredeemable preferred stocks	60.3	52.8
Total hybrid securities	$239.3	$245.3

Composition of Fixed Maturities by Maturity
 The composition of fixed maturities by maturity at December 31, 2013, was:

(millions)	Cost	Fair Value
Less than one year	$1,829.3	$1,857.6
One to five years	8,554.8	8,693.6
Five to ten years	2,860.5	2,812.1
Ten years or greater	102.6	109.0
Total[1]	$13,347.2	$13,472.3

[1] Excludes $68.1 million related to our open interest rate swap positions.

Gross Unrealized Losses by Major Security
The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2013
Fixed maturities:
U.S. government obligations	29	$1,444.3	$(16.6)	28	$1,434.6	$(16.3)	1	$9.7	$(.3)
State and local government obligations	141	844.2	(18.4)	119	759.3	(17.1)	22	84.9	(1.3)
Corporate debt securities	51	997.6	(20.4)	45	831.1	(17.8)	6	166.5	(2.6)
Residential mortgage-backed securities	66	763.5	(14.1)	45	597.6	(7.9)	21	165.9	(6.2)
Commercial mortgage-backed securities	76	1,061.9	(37.8)	60	809.2	(19.7)	16	252.7	(18.1)
Other asset-backed securities	25	287.2	(2.1)	22	233.3	(1.8)	3	53.9	(.3)
Redeemable preferred stocks	4	122.7	(9.7)	0	0	0	4	122.7	(9.7)
Total fixed maturities	392	5,521.4	(119.1)	319	4,665.1	(80.6)	73	856.3	(38.5)
Equity securities:
Nonredeemable preferred stocks	7	142.3	(4.5)	7	142.3	(4.5)	0	0	0
Common equities	24	59.7	(2.4)	20	58.5	(2.4)	4	1.2	0
Total equity securities	31	202.0	(6.9)	27	200.8	(6.9)	4	1.2	0
Total portfolio	423	$5,723.4	$(126.0)	346	$4,865.9	$(87.5)	77	$857.5	$(38.5)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2012
Fixed maturities:
U.S. government obligations	0	$0	$0	0	$0	$0	0	$0	$0
State and local government obligations	44	162.8	(.6)	37	123.1	(.5)	7	39.7	(.1)
Corporate debt securities	8	128.2	(1.0)	8	128.2	(1.0)	0	0	0
Residential mortgage-backed securities	28	149.2	(9.2)	5	40.2	(.6)	23	109.0	(8.6)
Commercial mortgage-backed securities	10	7.1	(.1)	5	2.1	0	5	5.0	(.1)
Other asset-backed securities	4	25.0	(.1)	3	20.8	0	1	4.2	(.1)
Redeemable preferred stocks	5	155.7	(12.7)	1	24.9	0	4	130.8	(12.7)
Total fixed maturities	99	628.0	(23.7)	59	339.3	(2.1)	40	288.7	(21.6)
Equity securities:
Nonredeemable preferred stocks	0	0	0	0	0	0	0	0	0
Common equities	97	118.2	(10.3)	80	100.7	(8.2)	17	17.5	(2.1)
Total equity securities	97	118.2	(10.3)	80	100.7	(8.2)	17	17.5	(2.1)
Total portfolio	196	$746.2	$(34.0)	139	$440.0	$(10.3)	57	$306.2	$(23.7)

Total Non-Credit Portion of Other-Than-Temporary Impairment Recorded in Accumulated Other Comprehensive Income, Reflecting Orginal Non-Credit Loss at the Time Credit Impairment
The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined:

	December 31,
(millions)	2013	2012
Fixed maturities:
Residential mortgage-backed securities	$(44.1)	$(44.2)
Commercial mortgage-backed securities	(.9)	(.9)
Total fixed maturities	$(45.0)	$(45.1)

OTTI Credit Losses Recognized in Earnings
The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2013, 2012, and 2011, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Balance at December 31, 2012	$27.1	$.6	$0	$27.7
Credit losses for which an OTTI was previously recognized	.1	0	0.1
Credit losses for which an OTTI was not previously recognized	0	0	0	0
Reductions for securities sold/matured	0	0	0	0
Change in recoveries of future cash flows expected to be collected[1,2]	(7.8)	(.2)	0	(8.0)
Reductions for previously recognized credit impairments written-down to fair value[3]	(.2)	0	0	(.2)
Balance at December 31, 2013	$19.2	$.4	$0	$19.6

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Balance at December 31, 2011	$34.5	$1.3	$0	$35.8
Credit losses for which an OTTI was previously recognized	.1	0	0.1
Credit losses for which an OTTI was not previously recognized	.3	0	0.3
Reductions for securities sold/matured	0	(.2)	0	(.2)
Change in recoveries of future cash flows expected to be collected[1,2]	(3.8)	(.2)	0	(4.0)
Reductions for previously recognized credit impairments written-down to fair value[3]	(4.0)	(.3)	0	(4.3)
Balance at December 31, 2012	$27.1	$.6	$0	$27.7

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Balance at December 31, 2010	$32.3	$1.0	$6.5	$39.8
Credit losses for which an OTTI was previously recognized	1.4	0	0	1.4
Credit losses for which an OTTI was not previously recognized	1.1	.4	0	1.5
Reductions for securities sold/matured	0	0	0	0
Change in recoveries of future cash flows expected to be collected[1,2]	.8	.3	(6.5)	(5.4)
Reductions for previously recognized credit impairments written-down to fair value[3]	(1.1)	(.4)	0	(1.5)
Balance at December 31, 2011	$34.5	$1.3	$0	$35.8

[1] Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2] Includes $2.6 million, $1.4 million, and $2.0 million at December 31, 2013, 2012, and 2011, respectively, received in excess of the cash flows expected to be collected at the time of the write-downs.
[3] Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

Components of Net Realized Gains (Losses)
The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2013	2012	2011
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$8.5	$20.2	$59.1
State and local government obligations	7.7	15.0	3.5
Corporate and other debt securities	47.7	58.1	23.0
Residential mortgage-backed securities	3.0	1.2	2.0
Commercial mortgage-backed securities	10.0	19.3	.3
Other asset-backed securities	0.9		2.1
Redeemable preferred stocks	0.7		4.6
Total fixed maturities	76.9	115.4	94.6
Equity securities:
Nonredeemable preferred stocks	126.3	78.2	148.9
Common equities	68.6	167.0	11.6
Subtotal gross realized gains on security sales	271.8	360.6	255.1
Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(3.7)	(1.9)	(9.3)
Corporate and other debt securities	(6.2)	(.6)	(3.5)
Commercial mortgage-backed securities	(1.8)	0	0
Redeemable preferred stocks	(.1)	(.4)	(2.2)
Total fixed maturities	(11.8)	(2.9)	(15.0)
Equity securities:
Nonredeemable preferred stocks	(.1)	(1.1)	0
Common equities	(.6)	(27.1)	(36.5)
Subtotal gross realized losses on security sales	(12.5)	(31.1)	(51.5)
Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	4.8	18.3	49.8
State and local government obligations	7.7	15.0	3.5
Corporate and other debt securities	41.5	57.5	19.5
Residential mortgage-backed securities	3.0	1.2	2.0
Commercial mortgage-backed securities	8.2	19.3	.3
Other asset-backed securities	0.9		2.1
Redeemable preferred stocks	(.1)	.3	2.4
Total fixed maturities	65.1	112.5	79.6
Equity securities:
Nonredeemable preferred stocks	126.2	77.1	148.9
Common equities	68.0	139.9	(24.9)
Subtotal net realized gains (losses) on security sales	259.3	329.5	203.6
Other-than-temporary impairment losses
Fixed maturities:
Residential mortgage-backed securities	(.6)	(1.6)	(3.3)
Commercial mortgage-backed securities	0	(.1)	(.6)
Total fixed maturities	(.6)	(1.7)	(3.9)
Equity securities:
Common equities	(5.5)	(1.8)	(.2)
Subtotal other-than-temporary impairment losses	(6.1)	(3.5)	(4.1)
Other gains (losses)
Hybrid securities	6.4	14.3	1.7
Derivative instruments	56.6	(43.1)	(98.9)
Litigation settlements	2.2	9.6	.3
Subtotal other gains (losses)	65.2	(19.2)	(96.9)
Total net realized gains (losses) on securities	$318.4	$306.8	$102.6

Components of Net Investment Income
The components of net investment income for the years ended December 31, were:

(millions)	2013	2012	2011
Fixed maturities:
U.S. government obligations	$50.2	$49.8	$58.0
State and local government obligations	48.0	51.1	60.0
Foreign government obligations	.2	0	0
Corporate debt securities	98.8	107.5	106.7
Residential mortgage-backed securities	28.1	16.1	18.6
Commercial mortgage-backed securities	74.8	82.2	83.4
Other asset-backed securities	16.7	20.3	24.5
Redeemable preferred stocks	21.2	24.2	33.0
Total fixed maturities	338.0	351.2	384.2
Equity securities:
Nonredeemable preferred stocks	36.2	43.8	57.7
Common equities	45.8	44.9	35.7
Short-term investments:
Other short-term investments	2.0	3.1	2.4
Investment income	422.0	443.0	480.0
Investment expenses	(18.8)	(15.4)	(13.5)
Net investment income	$403.2	$427.6	$466.5

Derivative Instruments
The following table shows the status of our derivative instruments at December 31, 2013 and 2012, and for the years ended December 31, 2013, 2012, and 2011; amounts are on a pretax basis:

(millions)					Balance Sheet[2]			Comprehensive Income Statement
	Notional Value[1]					Assets (Liabilities) Fair Value		Net Realized Gains (Losses) on Securities
								Years ended
	December 31,					December 31,		December 31,
Derivatives designated as:	2013	2012	2011	Purpose	Classification	2013	2012	2013	2012	2011
Hedging instruments
Closed:
Ineffective cash flow hedge	$54	$31	$15	Manage interest rate risk	NA	$0	$0	$.8	$.6	$.3
Non-hedging instruments
Assets:
Interest rate swaps	750	0	0	Manage portfolio duration	Investments - fixed maturities	68.1	0	59.8	0	0
Corporate credit default swaps	0	0	25	Manage credit risk	Investments - fixed maturities	0	0	0	0	(.2)
Liabilities:
Interest rate swaps	0	1,263	1,263	Manage portfolio duration	Other liabilities	0	(95.5)	0	(42.7)	(74.0)
Closed:
Interest rate swaps	1,263	0	350	Manage portfolio duration	NA	0	0	(4.0)	0	(25.5)
Corporate credit default swaps	0	25	10	Manage credit risk	NA	0	0	0	(1.0)	.5
Total	NA	NA	NA			$68.1	$(95.5)	$56.6	$(43.1)	$(98.9)

[1] The amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.
2 To the extent we hold both derivative assets and liabilities with the same counterparty that are subject to an enforceable master netting arrangement, we expect that we will report them on a gross basis on our balance sheets, consistent with our historical presentation.
NA = Not Applicable